Income Taxes (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities

(millions of Canadian dollars)	As at
	July 31 2020	October 31 2019
Deferred tax assets
Allowance for credit losses	$1,637	$965
Trading loans	45	50
Employee benefits	834	844
Pensions	590	344
Losses available for carry forward	95	95
Tax credits	185	228
Land, buildings, equipment, and other depreciable assets	92
Intangibles	50	–

Other	–	88
Total deferred tax assets	3,528	2,614
Deferred tax liabilities
Securities	1,651	527
Land, buildings, equipment, and other depreciable assets	–	242
Deferred (income) expense	37	91
Intangibles	–	40
Goodwill	121	108

Other	58
Total deferred tax liabilities	1,867	1,008
Net deferred tax assets	1,661	1,606
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	1,956	1,799

Deferred tax liabilities[1]	295	193
Net deferred tax assets	$1,661	$1,606

[1]	Included in Other liabilities on the Interim Consolidated Balance Sheet.